Debt - Narrative (Details) - USD ($) $ in Thousands				6 Months Ended
	Mar. 20, 2026	Aug. 07, 2025	Jan. 22, 2024	Jun. 30, 2026	May 13, 2026	Jan. 21, 2026	Dec. 31, 2025	Jun. 30, 2025
Debt
Assets				$ 9,725,750			$ 9,814,420	$ 9,902,169
Debt and lease obligation				6,403,943			6,608,619
Fixed-Rate Notes Maturing August 2035
Debt
Debt instrument, face aount					$ 547,400
Weighted average interest					5.29%
Standby Letters of Credit
Debt
Debt instrument, collateral amount				27,000
Fair Value, Inputs, Level 2
Debt
Debt and lease obligation				6,231,700			6,455,900
Revolving credit tranche
Debt
Borrowing capacity				2,000,000
Debt and lease obligation				$ 59,500			960,000
Revolving credit tranche | Revolving Credit Facility
Debt
Debt instrument, basis spread on variable rate			2.50%	1.50%
Revolving Credit Facility
Debt
Borrowing capacity				$ 1,125,000
Revolving Credit Facility and Second Revolving Credit Facility
Debt
Remaining borrowing capacity				909,900
Corporate Notes
Debt
Debt instrument, face aount						$ 600,000
Debt and lease obligation				1,800,000			1,800,000
Debt Instrument, Interest Rate, Stated Percentage						5.15%
Securitization Notes
Debt
Debt instrument, basis spread on variable rate		1.25%
Commercial Paper
Debt
Debt instrument, face aount	$ 2,000,000
Debt instrument, term	397 days
Debt and lease obligation				$ 512,970			$ 0
Minimum | Corporate Notes
Debt
Debt instrument, term				7 years
Maximum | Corporate Notes
Debt
Debt instrument, term				10 years